Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 06, 2016
Entity Registrant Name	dei_EntityRegistrantName	AdvisorShares Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001408970
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 06, 2016
Document Effective Date	dei_DocumentEffectiveDate	Jun. 06, 2016
Prospectus Date	rr_ProspectusDate	Nov. 01, 2015
AdvisorShares Gartman Gold/Yen ETF (Prospectus Summary) | AdvisorShares Gartman Gold/Yen ETF | AdvisorShares Gartman Gold/Yen ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GYEN
AdvisorShares Gartman Gold/Euro ETF (Prospectus Summary) | AdvisorShares Gartman Gold/Euro ETF | AdvisorShares Gartman Gold/Euro ETF
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEUR